Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Total intangible assets, at cost	$ 76,750	$ 80,979
Less: accumulated amortization	(26,698)	(19,883)
Total intangible assets, net	50,052	61,096
Software [Member]
Total intangible assets, at cost	33,768	35,629
Trademark [Member]
Total intangible assets, at cost	$ 42,982	$ 45,350